Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Assets
Cash and Cash Equivalents	$ 103,342	$ 87,466	$ 50,123
Interest Bearing Deposits with Banks	5,080	5,734	8,573
Securities (Note 2)
Trading	110,728	108,177	118,641
Fair value through profit or loss	14,739	13,641	14,663
Fair value through other comprehensive income	48,365	43,561	43,071
Debt securities at amortized cost	105,784	106,590	98,456
Investments in associates and joint ventures	1,411	1,293	1,234
Securities, net	281,027	273,262	276,065
Securities Borrowed or Purchased Under Resale Agreements	118,531	113,194	117,444
Loans (Note 3)
Residential mortgages	151,294	148,880	137,382
Consumer instalment and other personal	84,184	86,103	79,080
Credit cards	9,841	9,663	8,050
Business and government	303,582	309,310	262,253
Loans gross of allowance for loan losses	548,901	553,956	486,765
Allowance for credit losses (Note 3)	(2,638)	(2,617)	(2,405)
Loans,net	546,263	551,339	484,360
Other Assets
Derivative instruments	33,294	48,160	34,827
Customers' liability under acceptances	13,636	13,235	12,803
Premises and equipment	4,865	4,841	4,550
Goodwill	5,260	5,285	4,957
Intangible assets	2,277	2,193	2,071
Current tax assets	1,815	1,421	1,615
Deferred tax assets	1,392	1,175	1,027
Other	28,924	31,894	24,757
Other assets	91,463	108,204	86,607
Total Assets	1,145,706	1,139,199	1,023,172
Liabilities and Equity
Deposits (Note 4)	787,376	769,478	704,949
Other Liabilities
Derivative instruments	44,090	59,956	29,825
Acceptances	13,636	13,235	12,803
Securities sold but not yet purchased	45,226	40,979	36,760
Securities lent or sold under repurchase agreements	101,484	103,963	107,979
Securitization and structured entities' liabilities	26,336	27,068	25,158
Current tax liabilities	200	425	192
Deferred tax liabilities	136	102	135
Other	44,152	44,805	37,086
Other liabilities	275,260	290,533	249,938
Subordinated Debt (Note 4)	8,156	8,150	8,481
Total Liabilities	1,070,792	1,068,161	963,368
Equity
Contributed surplus	335	317	319
Retained earnings	44,238	45,117	37,513
Accumulated other comprehensive income	1,746	1,552	2,789
Total Equity	74,914	71,038	59,804
Total Liabilities and Equity	1,145,706	1,139,199	1,023,172
Preferred shares and other equity instruments (Note 5) [member]
Equity
Issued capital	6,958	6,308	5,558
Total Equity	6,958	6,308	5,558
Common shares (Note 5) [member]
Equity
Issued capital	21,637	17,744	13,625
Total Equity	$ 21,637	$ 17,744	$ 13,625